Segment Information (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Reportable Segments	4
Tanker Segment
Number of vessels	4
Gas Carrier Segment
Number of vessels	4
Offshore Support Vessels | Brazil
Number of vessels		3